Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	21 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
NEOS Enhanced Income 1-3 Month T-Bill ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income 1-3 Month T-Bill ETF NAV
Average Annual Return, Percent		5.80%	5.71%
NEOS Enhanced Income Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income Aggregate Bond ETF NAV
Average Annual Return, Percent		1.74%	1.48%
NEOS Nasdaq-100® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEOS Nasdaq-100® High Income ETF NAV
Average Annual Return, Percent	5.75%
NEOS S&P 500® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS S&P 500® High Income ETF NAV
Average Annual Return, Percent		15.79%	12.58%
ClassNEOS Enhanced Income 1-3 Month T-Bill ETF-NEOS Enhanced Income 1-3 Month T-Bill ETF Market [Market]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income 1-3 Month T-Bill ETF Market
Average Annual Return, Percent		5.74%	5.70%
ClassNEOS Enhanced Income 1-3 Month T-Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.31%	0.45%
ClassNEOS Enhanced Income 1-3 Month T-Bloomberg U.S. Treasury Bills: 1-3 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent		5.51%	4.87%
ClassNEOS Enhanced Income Aggregate Bond ETF-NEOS Enhanced Income Aggregate Bond ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Enhanced Income Aggregate Bond ETF Market
Average Annual Return, Percent		1.69%	1.51%
ClassNEOS Enhanced Income Aggregate Bond ETF-Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.31%	0.45%
ClassNEOS Nasdaq-100® High Income ETF -NEOS Nasdaq-100® High Income ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEOS Nasdaq-100® High Income ETF Market
Average Annual Return, Percent	5.72%
ClassNEOS Nasdaq-100® High Income ETF -NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Average Annual Return, Percent	7.39%
ClassNEOS Nasdaq-100® High Income ETF -Nasdaq-100® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Average Annual Return, Percent	5.68%
ClassNEOS S&P 500® High Income ETF-NEOS S&P 500® High Income ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS S&P 500® High Income ETF Market
Average Annual Return, Percent		15.76%	12.66%
ClassNEOS S&P 500® High Income ETF-S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		28.19%	18.53%